First Quarter Report
July 31, 2023 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.2%
Issuer	Shares	Value ($)
Communication Services 6.2%
Diversified Telecommunication Services 0.4%
AT&T, Inc.(a)	9,125	132,495
Bandwidth, Inc., Class A(a),(b)	28,279	428,427
Deutsche Telekom AG, Registered Shares	22,755	496,087
Lumen Technologies, Inc.(a)	68,013	121,743
Total		1,178,752
Entertainment 1.5%
Activision Blizzard, Inc.(b)	10,913	1,012,290
Bollore SA	33,023	208,795
Embracer Group AB(b)	20,162	57,871
Live Nation Entertainment, Inc.(a),(b)	4,564	400,491
Netflix, Inc.(a),(b)	2,962	1,300,229
Take-Two Interactive Software, Inc.(b)	3,471	530,855
Warner Bros Discovery, Inc.(b)	32,717	427,611
Total		3,938,142
Interactive Media & Services 3.1%
Alphabet, Inc., Class A(a),(b)	41,382	5,492,219
Alphabet, Inc., Class C(a),(b)	4,537	603,920
Cars.com, Inc.(b)	12,784	291,603
Meta Platforms, Inc., Class A(b)	6,198	1,974,683
Total		8,362,425
Media 1.0%
AMC Networks, Inc., Class A(a),(b)	4,551	57,434
Future PLC	26,996	289,905
Interpublic Group of Companies, Inc. (The)(a)	14,260	488,120
Nexstar Media Group, Inc., Class A	6,714	1,253,638
TEGNA, Inc.	29,718	502,234
Total		2,591,331
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.(b)	2,876	396,227
Total Communication Services		16,466,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.5%
Automobiles 0.7%
Ford Motor Co.(a)	16,990	224,438
General Motors Co.(a)	7,489	287,353
NIO, Inc., ADR(b)	4,937	75,536
Renault SA	2,194	96,364
Stellantis NV	57,397	1,177,665
Total		1,861,356
Broadline Retail 0.5%
Alibaba Group Holding Ltd., ADR(b)	9,214	941,302
Amazon.com, Inc.(b)	1,049	140,230
eBay, Inc.(a)	8,109	360,932
Total		1,442,464
Distributors 0.1%
LKQ Corp.(a)	6,142	336,520
Diversified Consumer Services 0.2%
Chegg, Inc.(a),(b)	3,287	33,297
frontdoor, Inc.(b)	10,738	374,971
H&R Block, Inc.	6,147	206,601
Total		614,869
Hotels, Restaurants & Leisure 4.9%
Booking Holdings, Inc.(a),(b)	841	2,498,443
Boyd Gaming Corp.	7,868	537,542
Chipotle Mexican Grill, Inc.(a),(b)	140	274,719
Domino’s Pizza, Inc.(a)	453	179,723
Entain PLC	28,056	499,719
Flutter Entertainment PLC(b)	3,266	650,043
Genting Singapore Ltd.	645,100	456,297
International Game Technology PLC	10,174	344,186
Marriott International, Inc., Class A	12,665	2,555,924
MGM Resorts International(a)	34,774	1,765,476
Restaurant Brands International, Inc.	8,560	655,354
Royal Caribbean Cruises Ltd.(b)	13,706	1,495,462
Wyndham Hotels & Resorts, Inc.	6,970	543,102
Wynn Macau Ltd.(b)	561,200	586,905
Total		13,042,895
2	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.4%
Beazer Homes USA, Inc.(a),(b)	5,395	181,434
D.R. Horton, Inc.(a)	2,570	326,441
Garmin Ltd.	1,451	153,646
Lennar Corp., Class A(a)	5,007	635,038
Mohawk Industries, Inc.(b)	3,611	383,994
Open House Co., Ltd.	600	22,831
PulteGroup, Inc.(a)	13,147	1,109,475
Tempur Sealy International, Inc.(a)	13,263	591,928
Whirlpool Corp.(a)	1,471	212,207
Total		3,616,994
Leisure Products 0.1%
Topgolf Callaway Brands Corp.(a),(b)	13,700	273,589
Specialty Retail 1.0%
AutoZone, Inc.(a),(b)	312	774,297
O’Reilly Automotive, Inc.(b)	527	487,891
Ross Stores, Inc.	6,097	698,960
TJX Companies, Inc. (The)	6,898	596,884
Total		2,558,032
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.(b)	6,095	224,967
Cie Financiere Richemont SA, Class A, Registered Shares	1,100	177,136
Pandora A/S	11,840	1,184,378
Swatch Group AG (The)	392	125,456
Total		1,711,937
Total Consumer Discretionary		25,458,656
Consumer Staples 9.7%
Beverages 2.4%
Brown-Forman Corp., Class B	18,705	1,320,573
Coca-Cola Europacific Partners PLC(a)	11,351	719,540
Coca-Cola HBC AG(b)	638	18,772
Constellation Brands, Inc., Class A	11,733	3,200,762
Keurig Dr. Pepper, Inc.(a)	23,791	809,132
Molson Coors Beverage Co., Class B(a)	6,758	471,506
Total		6,540,285
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 3.9%
Albertsons Companies, Inc., Class A	22,976	499,269
Alimentation Couche-Tard, Inc.	2,500	126,569
Carrefour SA	15,899	317,839
Casino Guichard Perrachon SA(b)	44,991	117,278
Dollar General Corp.	2,747	463,858
Empire Co., Ltd., Class A	15,200	412,780
George Weston Ltd.	6,400	736,996
Ingles Markets, Inc., Class A(a)	1,654	140,259
Kesko OYJ, Class B	28,103	562,304
Kroger Co. (The)(a)	9,632	468,501
Metro, Inc.	5,700	306,775
U.S. Foods Holding Corp.(a),(b)	14,912	637,190
United Natural Foods, Inc.(a),(b)	16,758	348,566
Walgreens Boots Alliance, Inc.(a)	40,301	1,207,821
Walmart, Inc.	24,844	3,971,562
Total		10,317,567
Food Products 1.9%
Archer-Daniels-Midland Co.(a)	718	61,001
Campbell Soup Co.(a)	4,208	192,811
ConAgra Foods, Inc.(a)	38,371	1,258,953
Golden Agri-Resources Ltd.	154,500	29,094
Hershey Co. (The)(a)	4,599	1,063,795
John B. Sanfilippo & Son, Inc.(a)	192	20,911
Kraft Heinz Co. (The)(a)	36,324	1,314,202
Nomad Foods Ltd.(b)	14,435	256,654
WH Group Ltd.	1,608,000	877,630
Total		5,075,051
Household Products 1.0%
Essity AB, Class B	15,533	385,161
Kimberly-Clark Corp.(a)	16,791	2,167,718
Total		2,552,879
Personal Care Products 0.2%
Unilever PLC	9,070	487,357
Tobacco 0.3%
Philip Morris International, Inc.	8,029	800,652
Total Consumer Staples		25,773,791

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.6%
Energy Equipment & Services 0.7%
Halliburton Co.(a)	6,562	256,443
Noble Corp PLC(b)	17,228	900,507
Schlumberger NV	7,270	424,132
Weatherford International PLC(b)	5,043	419,073
Total		2,000,155
Oil, Gas & Consumable Fuels 3.9%
BP PLC, ADR	22,378	834,700
Canadian Natural Resources Ltd.	12,014	730,451
Cenovus Energy, Inc.	47,546	904,299
Coterra Energy, Inc.(a)	15,116	416,295
Hafnia Ltd.	18,621	101,208
HF Sinclair Corp.(a)	21,025	1,095,192
Imperial Oil Ltd.	6,500	350,176
International Seaways, Inc.(a)	11,877	509,405
Kosmos Energy Ltd.(a),(b)	53,312	378,515
Marathon Petroleum Corp.(a)	11,033	1,467,610
MEG Energy Corp.(b)	42,738	761,969
Peabody Energy Corp.	9,650	216,546
Repsol SA	25,820	394,205
Shell PLC, ADR	11,505	709,053
SilverBow Resources, Inc.(a),(b)	9,256	331,457
TORM PLC	4,326	106,478
Valero Energy Corp.	7,474	963,473
Total		10,271,032
Total Energy		12,271,187
Financials 12.7%
Banks 3.9%
Bank of America Corp.(a)	44,125	1,412,000
Bank of Georgia Group PLC	3,929	164,126
Bankinter SA	21,366	138,239
Commerzbank AG	12,389	148,191
DBS Group Holdings Ltd.	6,500	167,681
East West Bancorp, Inc.(a)	8,932	555,660
Fifth Third Bancorp(a)	21,143	615,261
First Citizens BancShares Inc., Class A(a)	138	197,519
Hana Financial Group, Inc.	5,725	176,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Huntington Bancshares, Inc.(a)	61,243	749,614
ING Groep NV	23,450	342,292
JPMorgan Chase & Co.(a)	10,554	1,667,110
NatWest Group PLC	85,201	267,450
Nordea Bank Abp	45,527	515,290
Regions Financial Corp.	10,816	220,322
UniCredit SpA	43,814	1,109,382
United Overseas Bank Ltd.	12,500	283,544
Wells Fargo & Co.(a)	34,558	1,595,197
Total		10,325,297
Capital Markets 1.0%
3i Group PLC	21,736	551,468
Charles Schwab Corp. (The)	3,931	259,839
Deutsche Bank AG, Registered Shares	48,625	539,015
Evercore, Inc., Class A	2,095	282,951
Goldman Sachs Group, Inc. (The)	918	326,689
Invesco Ltd.(a)	16,262	273,201
UBS Group AG, Registered Shares	12,752	282,712
Total		2,515,875
Consumer Finance 0.3%
Discover Financial Services	4,147	437,716
SLM Corp.(a)	15,791	255,498
Synchrony Financial(a)	2,715	93,776
Total		786,990
Financial Services 4.7%
A-Mark Precious Metals, Inc.(a)	4,374	178,416
Berkshire Hathaway, Inc., Class B(a),(b)	12,276	4,320,661
Fiserv, Inc.(a),(b)	42,491	5,362,789
FleetCor Technologies, Inc.(b)	2,707	673,799
Global Payments, Inc.(a)	1,957	215,759
Visa, Inc., Class A	7,850	1,866,181
Total		12,617,605
Insurance 2.8%
Ageas SA/NV	4,024	170,349
American International Group, Inc.(a)	1,119	67,453
Aon PLC, Class A	1,827	581,900
Arthur J Gallagher & Co.	1,882	404,254
Chubb Ltd.	2,530	517,157

4	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Everest Group Ltd.(a)	5,248	1,891,956
Fairfax Financial Holdings Ltd.	300	239,345
Genworth Financial, Inc., Class A(a),(b)	34,271	200,828
MetLife, Inc.(a)	15,922	1,002,608
MS&AD Insurance Group Holdings, Inc.	11,400	424,004
Progressive Corp. (The)	3,437	432,993
Prudential Financial, Inc.(a)	1,453	140,200
RenaissanceRe Holdings Ltd.	3,307	617,615
Sampo OYJ, Class A	5,529	243,644
Sompo Holdings, Inc.	1,200	53,053
White Mountains Insurance Group Ltd.	177	273,823
WR Berkley Corp.	4,579	282,479
Total		7,543,661
Total Financials		33,789,428
Health Care 11.8%
Biotechnology 2.0%
AbbVie, Inc.(a)	8,936	1,336,647
Amgen, Inc.(a)	4,108	961,888
Catalyst Pharmaceuticals, Inc.(a),(b)	29,254	404,583
Eagle Pharmaceuticals, Inc.(a),(b)	8,487	176,190
Emergent BioSolutions, Inc.(a),(b)	28,165	193,775
Gilead Sciences, Inc.(a)	28,023	2,133,671
Incyte Corp.(a),(b)	743	47,344
Vertex Pharmaceuticals, Inc.(a),(b)	287	101,122
Total		5,355,220
Health Care Equipment & Supplies 1.5%
Abbott Laboratories(a)	527	58,671
Baxter International, Inc.	42,474	1,921,099
Boston Scientific Corp.(b)	4,957	257,020
Envista Holdings Corp.(a),(b)	6,743	232,027
Medtronic PLC(a)	956	83,898
Stryker Corp.	475	134,620
Zimmer Biomet Holdings, Inc.	9,511	1,313,945
Total		4,001,280
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.8%
Amedisys, Inc.(b)	887	80,575
AmerisourceBergen Corp.	1,015	189,704
AMN Healthcare Services, Inc.(b)	2,306	247,088
Centene Corp.(a),(b)	10,458	712,085
Cigna Group (The)(a)	2,075	612,333
CVS Health Corp.(a)	22,641	1,691,056
Elevance Health, Inc.(a)	1,260	594,254
HCA Healthcare, Inc.	916	249,894
Humana, Inc.(a)	5,503	2,513,935
McKesson Corp.	582	234,197
Molina Healthcare, Inc.(b)	380	115,706
R1 RCM, Inc.(b)	12,816	221,460
UnitedHealth Group, Inc.(a)	15,920	8,061,410
Total		15,523,697
Life Sciences Tools & Services 0.6%
Avantor, Inc.(a),(b)	20,679	425,367
Fortrea Holdings, Inc.(b)	3,595	114,896
ICON PLC(b)	1,905	478,936
IQVIA Holdings, Inc.(b)	1,488	332,955
Sotera Health Co.(b)	4,316	81,918
Thermo Fisher Scientific, Inc.	235	128,935
Total		1,563,007
Pharmaceuticals 1.9%
AstraZeneca PLC	1,816	260,916
Bristol-Myers Squibb Co.(a)	18,397	1,144,109
Johnson & Johnson	4,577	766,785
Ligand Pharmaceuticals, Inc.(a),(b)	3,655	244,629
Merck & Co., Inc.(a)	2,704	288,382
Novo Nordisk A/S, Class B	6,715	1,082,809
Pfizer, Inc.(a)	4,908	176,983
Roche Holding AG	1,019	337,871
Sanofi	3,806	406,041
UCB SA	2,490	220,483
Viatris, Inc.(a)	16,642	175,240
Total		5,104,248
Total Health Care		31,547,452

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.0%
Aerospace & Defense 1.7%
Airbus Group SE	3,246	478,136
BWX Technologies, Inc.	8,681	598,989
Curtiss-Wright Corp.	2,396	458,499
General Dynamics Corp.(a)	3,820	854,076
Hexcel Corp.	3,358	237,343
Howmet Aerospace, Inc.(a)	14,408	736,825
Lockheed Martin Corp.(a)	1,115	497,702
Textron, Inc.	7,373	573,398
Total		4,434,968
Air Freight & Logistics 0.5%
FedEx Corp.	4,789	1,292,790
Building Products 1.0%
Advanced Drainage Systems, Inc.	1,612	196,648
Allegion PLC	4,088	477,724
Builders FirstSource, Inc.(a),(b)	1,223	176,638
Carlisle Companies, Inc.	1,745	483,714
Masco Corp.	5,542	336,288
Resideo Technologies, Inc.(a),(b)	14,458	270,654
Xinyi Glass Holdings Ltd.	466,000	775,469
Total		2,717,135
Commercial Services & Supplies 0.8%
Brink’s Co. (The)	5,340	389,606
Clean Harbors, Inc.(b)	3,798	631,456
Copart, Inc.(b)	3,514	310,603
GEO Group, Inc. (The)(a),(b)	25,483	190,358
Securitas AB	68,786	585,491
Total		2,107,514
Construction & Engineering 0.3%
Aecon Group, Inc.	4,100	34,108
Eiffage SA	3,753	390,453
Valmont Industries, Inc.	1,386	366,944
Total		791,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.0%
Acuity Brands, Inc.	2,442	403,516
AMETEK, Inc.	4,698	745,103
Eaton Corp. PLC	3,033	622,735
Encore Wire Corp.(a)	102	17,410
nVent Electric PLC	12,728	673,057
Sensata Technologies Holding	4,359	184,168
Total		2,645,989
Ground Transportation 0.3%
TFI International, Inc.	7,400	949,797
Industrial Conglomerates 2.2%
3M Co.(a)	19,723	2,199,114
CK Hutchison Holdings Ltd.	314,000	1,936,542
Jardine Matheson Holdings Ltd.	16,500	815,025
Siemens AG, Registered Shares	6,225	1,061,003
Total		6,011,684
Machinery 3.6%
AGCO Corp.	2,166	288,295
Allison Transmission Holdings, Inc.	8,342	489,592
Andritz AG	6,864	362,405
Atlas Copco AB, Class B	34,634	427,692
Caterpillar, Inc.(a)	6,012	1,594,202
Daimler Truck Holding AG	13,599	510,375
Deere & Co.(a)	1,587	681,775
Dover Corp.	3,471	506,662
Fortive Corp.	8,659	678,433
Hitachi Construction Machine Co., Ltd.	6,100	183,052
Komatsu Ltd.	8,600	240,924
Otis Worldwide Corp.	6,565	597,152
PACCAR, Inc.(a)	5,568	479,572
Parker-Hannifin Corp.	1,738	712,597
Volvo AB	6,272	142,224
Volvo AB, B Shares	33,646	742,185
Wabash National Corp.(a)	18,441	436,683
Westinghouse Air Brake Technologies Corp.(a)	4,909	581,422
Total		9,655,242
Passenger Airlines 0.2%
Ryanair Holdings PLC, ADR(b)	5,615	575,706

6	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.2%
Adecco Group AG, Registered Shares	2,900	118,188
ASGN, Inc.(b)	2,754	210,185
Concentrix Corp.	3,998	332,794
FTI Consulting, Inc.(a),(b)	3,988	698,538
Leidos Holdings, Inc.	4,048	378,609
Science Applications International Corp.	8,027	973,996
SS&C Technologies Holdings, Inc.	9,378	546,269
Total		3,258,579
Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc.(b)	3,119	267,205
Ferguson PLC	2,511	405,828
Marubeni Corp.	5,900	104,459
Mitsubishi Corp.	11,700	598,648
Mitsui & Co., Ltd.	13,100	511,294
Sumitomo Corp.	40,200	862,406
Titan Machinery, Inc.(a),(b)	7,461	238,155
United Rentals, Inc.	3,232	1,501,846
WESCO International, Inc.	4,246	745,470
Total		5,235,311
Transportation Infrastructure 0.2%
Grupo Aeroportuario del Pacifico SAB de CV	22,800	433,806
Total Industrials		40,110,026
Information Technology 16.0%
Communications Equipment 0.6%
Cisco Systems, Inc.(a)	33,314	1,733,661
Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc.(a),(b)	2,231	318,007
CDW Corp.	2,266	423,901
Celestica, Inc.(b)	29,812	655,268
Flex Ltd.(a),(b)	31,396	858,994
Jabil, Inc.(a)	3,272	362,112
Total		2,618,282
IT Services 0.5%
Capgemini SE	3,104	562,502
Cognizant Technology Solutions Corp., Class A	7,020	463,531
VeriSign, Inc.(a),(b)	1,242	262,000
Total		1,288,033
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.(b)	4,591	525,210
Applied Materials, Inc.	3,491	529,201
Axcelis Technologies, Inc.(a),(b)	1,054	211,306
Broadcom, Inc.(a)	1,880	1,689,462
Enphase Energy, Inc.(a),(b)	1,712	259,933
First Solar, Inc.(a),(b)	3,274	679,028
KLA Corp.	611	314,023
Lam Research Corp.	818	587,725
Microchip Technology, Inc.(a)	14,954	1,404,779
Micron Technology, Inc.	5,814	415,061
NVIDIA Corp.(a)	7,753	3,622,899
NXP Semiconductors NV(a)	17,803	3,969,713
Photronics, Inc.(a),(b)	4,868	128,759
QUALCOMM, Inc.(a)	5,915	781,785
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,579	3,031,908
Teradyne, Inc.	2,851	321,992
Total		18,472,784
Software 4.5%
Adeia, Inc.(a)	4,684	56,302
Adobe, Inc.(a),(b)	8,580	4,686,138
Check Point Software Technologies Ltd.(b)	4,806	635,401
Constellation Software, Inc.	200	422,547
Dropbox, Inc., Class A(a),(b)	43,788	1,180,087
Fair Isaac Corp.(a),(b)	12	10,056
Gen Digital, Inc.(a)	17,338	337,224
Microsoft Corp.(a)	10,254	3,444,524
Open Text Corp.	13,900	597,047
Oracle Corp.(a)	5,180	607,251
Total		11,976,577
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.(a)	17,714	3,479,915
Dell Technologies, Inc.	12,830	678,963
Hewlett Packard Enterprise Co.(a)	59,776	1,038,907
NetApp, Inc.	3,832	298,934
Seagate Technology Holdings PLC	10,462	664,337

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Super Micro Computer, Inc.(a),(b)	1,110	366,600
Xerox Holdings Corp.(a)	1,370	21,893
Total		6,549,549
Total Information Technology		42,638,886
Materials 3.1%
Chemicals 1.0%
Corteva, Inc.(a)	7,396	417,356
DuPont de Nemours, Inc.(a)	3,372	261,769
FMC Corp.	5,553	534,365
Olin Corp.	3,657	210,936
Solvay SA	9,327	1,120,157
Tosoh Corp.	4,700	61,432
Total		2,606,015
Construction Materials 0.4%
Heidelberg Materials AG	10,107	819,151
Holcim Ltd., Registered Shares(b)	5,041	351,342
Total		1,170,493
Containers & Packaging 0.1%
Avery Dennison Corp.	1,070	196,891
Metals & Mining 1.6%
Fortescue Metals Group Ltd.	3,194	46,954
Glencore PLC	23,134	140,688
JFE Holdings, Inc.	68,200	1,103,197
Norsk Hydro ASA	19,874	130,163
Nucor Corp.(a)	4,627	796,261
Olympic Steel, Inc.(a)	2,819	157,272
Pilbara Minerals Ltd.	4,240	13,871
Rio Tinto Ltd.	3,285	260,122
Steel Dynamics, Inc.(a)	9,191	979,577
Teck Resources Ltd., Class B	12,519	556,219
Total		4,184,324
Total Materials		8,157,723
Real Estate 1.0%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.(a)	9,051	166,539
Industrial REITs 0.1%
Americold Realty Trust, Inc.(a)	9,571	310,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.2%
Equity LifeStyle Properties, Inc.	1,650	117,447
Essex Property Trust, Inc.	1,760	428,648
Total		546,095
Retail REITs 0.1%
Regency Centers Corp.(a)	4,140	271,294
Specialized REITs 0.5%
Lamar Advertising Co., Class A	4,326	426,976
Public Storage(a)	2,385	671,974
VICI Properties, Inc.	10,757	338,630
Total		1,437,580
Total Real Estate		2,731,800
Utilities 5.6%
Electric Utilities 4.7%
American Electric Power Co., Inc.(a)	3,098	262,525
Chubu Electric Power Co., Inc.	133,900	1,677,473
Entergy Corp.	5,048	518,430
FirstEnergy Corp.	10,575	416,549
Kansai Electric Power Co., Inc. (The)	112,600	1,479,258
NextEra Energy, Inc.	15,034	1,101,992
NRG Energy, Inc.(a)	29,373	1,115,880
PG&E Corp.(b)	340,210	5,991,098
Total		12,563,205
Gas Utilities 0.2%
UGI Corp.(a)	14,688	396,429
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	16,377	354,235
Clearway Energy, Inc., Class A(a)	7,214	177,969
Total		532,204
Multi-Utilities 0.5%
Canadian Utilities Ltd., Class A	800	19,923
CenterPoint Energy, Inc.	16,623	500,186
Consolidated Edison, Inc.(a)	9,523	903,352
Total		1,423,461
Total Utilities		14,915,299
Total Common Stocks (Cost $216,309,424)		253,861,125

8	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components 0.0%
Schaeffler AG	10,772	68,693
Automobiles 0.3%
BMW AG	1,615	181,447
Volkswagen AG	4,597	608,990
Total		790,437
Total Consumer Discretionary		859,130
Total Preferred Stocks (Cost $810,570)		859,130

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.408%(c),(d)	18,045,258	18,038,040
Total Money Market Funds (Cost $18,034,517)		18,038,040
Total Investments (Cost $235,154,511)		272,758,295

Investments in Securities Sold Short

Common Stocks (28.7)%
Issuer	Shares	Value ($)
Communication Services (3.3)%
Diversified Telecommunication Services (1.0)%
AT&T, Inc.	(28,076)	(407,664)
Cellnex Telecom SA	(24,209)	(988,673)
JTOWER, Inc.(b)	(8,600)	(439,258)
Proximus SADP	(8,363)	(64,117)
Telecom Italia SpA(b)	(465,862)	(134,295)
Telia Co. AB	(135,845)	(291,929)
Verizon Communications, Inc.	(12,367)	(421,467)
Total		(2,747,403)
Entertainment (1.2)%
Lions Gate Entertainment Corp.(b)	(32,105)	(246,567)
Madison Square Garden Entertainment Corp.(b)	(2,485)	(86,577)
Roblox Corp. Class A(b)	(24,394)	(957,465)
Roku, Inc.(b)	(1,202)	(115,717)
Walt Disney Co. (The)(b)	(19,142)	(1,701,532)
Warner Music Group Corp., Class A	(5,602)	(176,743)
Total		(3,284,601)

Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services (0.3)%
Angi, Inc.(b)	(18,522)	(71,680)
Rumble, Inc.(b)	(15,951)	(137,498)
Snap, Inc.(b)	(44,507)	(505,599)
Total		(714,777)
Media (0.8)%
Clear Channel Outdoor Holdings, Inc.(b)	(221,811)	(399,260)
Dentsu, Inc.	(8,400)	(281,075)
Septeni Holdings Co., Ltd.	(23,900)	(68,182)
Trade Desk, Inc. (The)(b)	(10,358)	(945,271)
ViacomCBS, Inc., Class B	(20,823)	(333,793)
Total		(2,027,581)
Total Communication Services		(8,774,362)
Consumer Discretionary (4.1)%
Auto Components (0.9)%
Luminar Technologies, Inc.(b)	(38,923)	(288,030)
Nokian Renkaat OYJ	(54,486)	(506,784)
QuantumScape Corp.(b)	(116,994)	(1,557,190)
Solid Power, Inc.(b)	(24,061)	(68,814)
Total		(2,420,818)
Automobiles (0.5)%
Lucid Group, Inc.(b)	(89,211)	(678,896)
Rivian Automotive, Inc.(b)	(24,401)	(674,444)
Tesla, Inc.(b)	(485)	(129,703)
Total		(1,483,043)
Broadline Retail (0.1)%
Etsy, Inc.(b)	(1,326)	(134,788)
Prosus NV(b)	(540)	(42,718)
Rakuten Group, Inc.	(45,100)	(176,646)
Total		(354,152)
Diversified Consumer Services (0.1)%
Pearson PLC	(17,323)	(191,620)
Hotels, Restaurants & Leisure (1.3)%
Accor SA	(5,996)	(226,241)
Cheesecake Factory, Inc. (The)	(3,921)	(144,214)
Choice Hotels International, Inc.	(3,479)	(454,879)
Delivery Hero SE(b)	(20,478)	(929,491)
DoorDash, Inc., Class A(b)	(600)	(54,474)

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Golden Entertainment, Inc., ADR(b)	(5,547)	(234,860)
Hyatt Hotels Corp., Class A	(2,132)	(269,378)
Krispy Kreme, Inc.	(10,735)	(165,319)
Life Time Group Holdings, Inc.(b)	(11,582)	(209,518)
Playa Hotels & Resorts NV(b)	(12,527)	(102,220)
Portillo’s, Inc., Class A(b)	(6,574)	(151,531)
Sabre Corp.(b)	(51,248)	(210,117)
SJM Holdings Ltd.(b)	(245,000)	(113,743)
Soho House & Co., Inc., Class A(b)	(24,052)	(143,591)
Total		(3,409,576)
Household Durables (0.3)%
LGI Homes, Inc.(b)	(2,673)	(370,879)
Mohawk Industries, Inc.(b)	(3,005)	(319,551)
Total		(690,430)
Leisure Products (0.2)%
Acushnet Holdings Corp.	(5,657)	(337,327)
Mattel, Inc.(b)	(6,370)	(135,681)
Total		(473,008)
Specialty Retail (0.6)%
Dick’s Sporting Goods, Inc.	(1,478)	(208,398)
Five Below, Inc.(b)	(1,278)	(266,259)
Floor & Decor Holdings, Inc., Class A(b)	(3,699)	(424,830)
Lowe’s Companies, Inc.	(1,416)	(331,726)
RH(b)	(383)	(148,669)
Wayfair, Inc., Class A(b)	(2,868)	(223,331)
Total		(1,603,213)
Textiles, Apparel & Luxury Goods (0.1)%
Adidas AG	(627)	(126,582)
Figs, Inc.(b)	(19,658)	(144,683)
Total		(271,265)
Total Consumer Discretionary		(10,897,125)
Consumer Staples (2.4)%
Beverages (0.2)%
Coca-Cola Bottlers Japan Holdings, Inc.	(25,400)	(292,514)
National Beverage Corp.(b)	(6,744)	(356,420)
Total		(648,934)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail (1.0)%
HelloFresh SE(b)	(7,724)	(220,251)
Ocado Group PLC(b)	(75,057)	(903,580)
SYSCO Corp.	(10,981)	(837,960)
Walgreens Boots Alliance, Inc.	(20,998)	(629,310)
Total		(2,591,101)
Food Products (0.6)%
B&G Foods, Inc.	(14,742)	(195,479)
Freshpet, Inc.(b)	(4,532)	(333,283)
Hormel Foods Corp.	(9,094)	(371,763)
Kellogg Co.	(6,105)	(408,364)
McCormick & Co., Inc.	(3,882)	(347,361)
Total		(1,656,250)
Household Products (0.6)%
Central Garden & Pet Co., Class A(b)	(7,854)	(300,180)
Clorox Co. (The)	(1,621)	(245,549)
Kimberly-Clark Corp.	(3,178)	(410,280)
WD-40 Co.	(2,303)	(528,538)
Total		(1,484,547)
Total Consumer Staples		(6,380,832)
Energy (1.2)%
Energy Equipment & Services (0.3)%
Baker Hughes, a GE Co.	(19,907)	(712,471)
Petrofac Ltd.(b)	(32,896)	(33,183)
Total		(745,654)
Oil, Gas & Consumable Fuels (0.9)%
Callon Petroleum Co.(b)	(8,070)	(303,109)
Comstock Resources, Inc.	(17,593)	(224,311)
Energy Fuels, Inc.(b)	(16,800)	(107,656)
Kinetik Holdings, Inc.	(1,135)	(40,860)
Matador Resources Co.	(1,164)	(64,753)
NexGen Energy Ltd.(b)	(108,900)	(534,321)
NextDecade Corp.(b)	(31,160)	(173,561)
Permian Resources Corp.	(18,772)	(219,445)
Tellurian, Inc.(b)	(196,478)	(337,942)

10	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Uranium Energy Corp.(b)	(97,735)	(351,846)
Vital Energy, Inc.(b)	(2,937)	(155,015)
Total		(2,512,819)
Total Energy		(3,258,473)
Financials (5.2)%
Banks (1.8)%
Aozora Bank Ltd.	(13,800)	(283,806)
Bank of Hawaii Corp.	(7,725)	(441,329)
Commerce Bancshares, Inc.	(9,955)	(529,407)
Commonwealth Bank of Australia	(9,865)	(701,882)
Community Bank System, Inc.	(9,818)	(528,503)
Cullen/Frost Bankers, Inc.	(2,255)	(244,848)
CVB Financial Corp.	(4,225)	(79,726)
First Financial Bankshares, Inc.	(18,397)	(599,558)
Glacier Bancorp, Inc.	(13,850)	(452,895)
Hang Seng Bank Ltd.	(38,100)	(582,380)
Texas Capital Bancshares, Inc.(b)	(2,982)	(190,401)
United Bankshares, Inc.	(5,963)	(199,403)
Total		(4,834,138)
Capital Markets (1.2)%
Ashmore Group PLC	(124,454)	(330,034)
B. Riley Financial, Inc.	(10,224)	(567,739)
Coinbase Global, Inc., Class A(b)	(3,511)	(346,220)
Deutsche Bank AG	(16,940)	(187,782)
Deutsche Boerse AG	(1,399)	(268,051)
EQT AB	(17,960)	(429,012)
Moody’s Corp.	(1,046)	(368,977)
T Rowe Price Group, Inc.	(5,224)	(643,910)
Total		(3,141,725)
Consumer Finance (0.5)%
Ally Financial, Inc.	(15,210)	(464,513)
American Express Co.	(1,637)	(276,457)
Credit Acceptance Corp.(b)	(572)	(318,375)
LendingClub Corp.(b)	(14,670)	(123,081)
SoFi Technologies, Inc.(b)	(13,551)	(155,159)
Total		(1,337,585)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services (0.6)%
Affirm Holdings, Inc.(b)	(2,862)	(55,494)
PayPal Holdings, Inc.(b)	(16,023)	(1,214,864)
Rocket Cos, Inc., Class A(b)	(14,825)	(162,037)
Toast, Inc. Class A(b)	(11,042)	(243,697)
Total		(1,676,092)
Insurance (0.8)%
Aegon NV	(87,039)	(472,472)
Brown & Brown, Inc.	(1,651)	(116,313)
Cincinnati Financial Corp.	(1,899)	(204,295)
Kinsale Capital Group, Inc.	(1,013)	(377,474)
Prudential PLC	(14,051)	(195,117)
RLI Corp.	(3,471)	(463,066)
Selective Insurance Group, Inc.	(1,285)	(132,599)
Trupanion, Inc.(b)	(2,132)	(65,772)
Total		(2,027,108)
Mortgage Real Estate Investment Trusts (REITS) (0.3)%
Dynex Capital, Inc.	(58,410)	(762,251)
Total Financials		(13,778,899)
Health Care (2.3)%
Biotechnology (0.8)%
AbbVie, Inc.	(1,799)	(269,094)
Alnylam Pharmaceuticals, Inc.(b)	(859)	(167,849)
Amgen, Inc.	(1,203)	(281,683)
Argenx SE(b)	(786)	(395,861)
Ascendis Pharma A/S ADR(b)	(1,674)	(150,911)
Celldex Therapeutics, Inc.(b)	(3,063)	(108,308)
Idorsia Ltd.(b)	(8,754)	(69,432)
Karuna Therapeutics, Inc.(b)	(508)	(101,483)
Mirati Therapeutics, Inc.(b)	(1,236)	(37,414)
Moderna, Inc.(b)	(496)	(58,359)
Myriad Genetics, Inc.(b)	(7,024)	(156,986)
Rhythm Pharmaceuticals, Inc.(b)	(7,362)	(131,338)
TG Therapeutics, Inc.(b)	(6,328)	(130,926)
Total		(2,059,644)

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies (0.1)%
Ambu A/S(b)	(5,554)	(81,942)
Glaukos Corp.(b)	(2,748)	(211,981)
Neogen Corp.(b)	(6,238)	(144,659)
Total		(438,582)
Health Care Providers & Services (0.0)%
Guardant Health, Inc.(b)	(3,732)	(145,623)
Health Care Technology (0.4)%
Definitive Healthcare Corp.(b)	(12,850)	(152,015)
Doximity, Inc., Class A(b)	(3,682)	(131,558)
Evolent Health, Inc., Class A(b)	(889)	(27,017)
M3, Inc.	(29,300)	(677,528)
Total		(988,118)
Life Sciences Tools & Services (0.7)%
Agilent Technologies, Inc.	(3,452)	(420,350)
Oxford Nanopore Technologies PLC(b)	(29,827)	(100,979)
Waters Corp.(b)	(4,601)	(1,270,842)
Total		(1,792,171)
Pharmaceuticals (0.3)%
Cassava Sciences, Inc.(b)	(3,276)	(72,006)
Corcept Therapeutics, Inc.(b)	(5,952)	(151,657)
Intra-Cellular Therapies, Inc.(b)	(3,138)	(194,054)
Nippon Shinyaku Co., Ltd.	(2,900)	(117,275)
Revance Therapeutics, Inc.(b)	(4,146)	(97,970)
Ventyx Biosciences, Inc.(b)	(3,019)	(111,854)
Total		(744,816)
Total Health Care		(6,168,954)
Industrials (4.0)%
Aerospace & Defense (0.3)%
Airbus Group SE	(3,237)	(476,810)
Kratos Defense & Security Solutions, Inc.(b)	(19,192)	(289,607)
Total		(766,417)
Building Products (0.4)%
AZEK Co., Inc. (The)(b)	(22,044)	(687,773)
Hayward Holdings, Inc.(b)	(35,435)	(473,411)
Total		(1,161,184)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (0.1)%
Montrose Environmental Group, Inc.(b)	(7,702)	(311,700)
Construction & Engineering (0.1)%
Ameresco, Inc., Class A(b)	(2,337)	(136,037)
Ferrovial SE	(5,287)	(175,205)
Total		(311,242)
Electrical Equipment (1.3)%
Ballard Power Systems, Inc.(b)	(30,401)	(144,553)
Ceres Power Holdings PLC(b)	(18,193)	(85,127)
Furukawa Electric Co., Ltd.	(21,800)	(418,552)
Generac Holdings, Inc.(b)	(4,413)	(678,278)
Nidec Corp.	(4,900)	(292,652)
NuScale Power Corp.(b)	(36,235)	(274,661)
Plug Power, Inc.(b)	(15,134)	(198,558)
PowerCell Sweden AB(b)	(15,451)	(142,301)
Regal Rexnord Corp.	(3,110)	(485,720)
Vestas Wind Systems A/S(b)	(3,486)	(93,238)
Vicor Corp.(b)	(6,007)	(554,266)
Total		(3,367,906)
Ground Transportation (0.0)%
U-Haul Holding Co.	(2,603)	(148,918)
Machinery (1.1)%
Husqvarna AB	(58,180)	(570,662)
Kornit Digital Ltd.(b)	(17,488)	(554,195)
Oshkosh Corp.	(4,585)	(422,141)
Proto Labs, Inc.(b)	(7,377)	(244,548)
Stanley Black & Decker, Inc.	(5,741)	(569,909)
VAT Group AG	(1,092)	(464,151)
Total		(2,825,606)
Marine Transportation (0.3)%
Kawasaki Kisen Kaisha Ltd.	(25,700)	(774,974)
Kirby Corp.(b)	(253)	(20,615)
Total		(795,589)
Passenger Airlines (0.1)%
Joby Aviation, Inc.(b)	(27,141)	(242,912)

12	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services (0.3)%
Ceridian HCM Holding, Inc.(b)	(4,491)	(318,008)
Paylocity Holding Corp.(b)	(1,941)	(440,316)
Total		(758,324)
Total Industrials		(10,689,798)
Information Technology (3.1)%
Communications Equipment (0.1)%
Infinera Corp.(b)	(22,935)	(103,208)
Electronic Equipment, Instruments & Components (0.4)%
Cognex Corp.	(6,719)	(366,992)
Itron, Inc.(b)	(4,802)	(377,773)
Novanta, Inc.(b)	(2,079)	(367,775)
Total		(1,112,540)
IT Services (0.2)%
Snowflake, Inc., Class A(b)	(3,365)	(597,994)
Semiconductors & Semiconductor Equipment (0.7)%
Entegris, Inc.	(4,838)	(530,777)
GCL Technology Holdings Ltd.	(1,600,000)	(348,582)
Wolfspeed, Inc.(b)	(15,234)	(1,003,921)
Total		(1,883,280)
Software (1.3)%
Appfolio, Inc., Class A(b)	(2,742)	(495,178)
Bill.com Holdings, Inc.(b)	(146)	(18,300)
Blackline, Inc.(b)	(5,577)	(323,912)
BrainChip Holdings Ltd.(b)	(295,130)	(71,574)
Guidewire Software, Inc.(b)	(4,871)	(413,158)
Jamf Holding Corp.(b)	(20,412)	(443,348)
Palantir Technologies, Inc., Class A(b)	(58,417)	(1,158,993)
Unity Software, Inc.(b)	(12,601)	(577,630)
Total		(3,502,093)
Technology Hardware, Storage & Peripherals (0.4)%
Western Digital Corp.(b)	(25,560)	(1,087,834)
Total Information Technology		(8,286,949)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (1.1)%
Chemicals (0.5)%
Albemarle Corp.	(1,147)	(243,485)
Amyris, Inc.(b)	(173,755)	(154,086)
Huntsman Corp.	(11,032)	(328,423)
Intrepid Potash, Inc.(b)	(7,593)	(208,808)
Sociedad Quimica y Minera de Chile SA, ADR	(3,551)	(261,673)
Umicore SA	(7,108)	(210,504)
Total		(1,406,979)
Construction Materials (0.1)%
Siam Cement PCL (The), NVDR	(13,800)	(131,129)
Containers & Packaging (0.1)%
Ball Corp.	(2,802)	(164,449)
Metals & Mining (0.4)%
Alcoa Corp.	(21,536)	(779,388)
De Grey Mining Ltd.(b)	(25,996)	(23,509)
Filo Corp.(b)	(11,400)	(215,612)
Pacific Metals Co., Ltd.(b)	(9,200)	(107,653)
Pan American Silver Corp.	(3,900)	(66,013)
Total		(1,192,175)
Total Materials		(2,894,732)
Real Estate (1.7)%
Diversified REITs (0.1)%
Nomura Real Estate Master Fund, Inc.	(193)	(229,620)
Health Care REITs (0.1)%
Healthcare Realty Trust, Inc.	(8,119)	(158,564)
Industrial REITs (0.1)%
Segro PLC	(23,515)	(230,437)
Office REITs (0.3)%
Boston Properties, Inc.	(6,940)	(462,412)
Gecina SA	(1,858)	(200,873)
Orix JREIT, Inc.	(212)	(269,710)
Total		(932,995)

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development (0.7)%
Compass, Inc., Class A(b)	(20,434)	(85,619)
Howard Hughes Corp. (The)(b)	(3,970)	(335,187)
Sagax AB, Class B	(29,288)	(650,359)
Zillow Group, Inc., Class C(b)	(16,963)	(918,716)
Total		(1,989,881)
Residential REITs (0.2)%
Camden Property Trust	(2,277)	(248,398)
Mid-America Apartment Communities, Inc.	(1,428)	(213,714)
Total		(462,112)
Retail REITs (0.1)%
Unibail-Rodamco-Westfield(b)	(3,271)	(185,344)
Specialized REITs (0.1)%
Digital Realty Trust, Inc.	(2,032)	(253,228)
Total Real Estate		(4,442,181)
Utilities (0.3)%
Electric Utilities (0.2)%
Avangrid, Inc.	(14,719)	(545,780)
Gas Utilities (0.0)%
APA Group	(13,924)	(93,669)

Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers (0.1)%
EDP Renovaveis SA	(12,811)	(244,702)
Total Utilities		(884,151)
Total Common Stocks (Proceeds $73,299,289)		(76,456,456)

Exchange-Traded Equity Funds (4.0)%
	Shares	Value ($)
U.S. Large Cap (1.6)%
SPDR S&P 500 ETF Trust	(9,158)	(4,192,441)
U.S. Small Cap (0.9)%
iShares Russell 2000 ETF	(12,604)	(2,504,541)
International Large Cap (1.5)%
Invesco QQQ Trust	(10,755)	(4,126,478)
Total Exchange-Traded Equity Funds (Proceeds $10,616,610)		(10,823,460)
Total Investments in Securities Sold Short (Proceeds $83,915,899)		(87,279,916)
Total Investments in Securities, Net of Securities Sold Short		185,478,379
Other Assets & Liabilities, Net		81,253,509
Net Assets		266,731,888

At July 31, 2023, securities and/or cash totaling $162,872,301 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
eBay, Inc.	Goldman Sachs	USD	(182,491)	(41)	47.50	8/18/2023	(9,498)	(738)
Restaurant Brands International, Inc.	Goldman Sachs	USD	(405,768)	(53)	75.00	8/18/2023	(21,039)	(15,370)
Total							(30,537)	(16,108)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Samsung Electronics Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.800%	Monthly	Macquarie	09/19/2023	USD	199,129	(8,261)	408	—	—	—	(7,853)

14	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2023 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.408%
	33,247,325	41,627,231	(56,836,357)	(159)	18,038,040	(370)	324,118	18,045,258
Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT284_04_N01_(09/23)